Trade and Other Receivables - Summary of Trade Receivables Past Due and Not Specifically Impaired (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Trade and Other Receivables [line items]
Trade receivables	£ 1,741	£ 1,774	£ 1,803
Current [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	1,251	1,184	1,152
Current [Member] | Trade Receivables Specifically Impaired Net of Provision [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	61	146	98
Between 0 and 3 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	293	292	368
Between 3 and 6 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	44	17	51
Between 6 and 12 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	25	41	44
Over 12 Months [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	£ 67	£ 94	£ 90